Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Derivative Financial Instruments (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Details
Convertible notes payable, net of discounts	$ 412,597	$ 140,001
Debt Instrument, Unamortized Discount (Premium), Net		10,790
Derivative Liability, Fair Value, Gross Liability		$ 9,168